Short-Term Borrowings (Details) - USD ($) $ in Thousands				6 Months Ended
	Jan. 09, 2024	Nov. 06, 2023	Oct. 11, 2022	Jun. 30, 2025	Jun. 12, 2025	May 01, 2025	Apr. 30, 2025	Dec. 31, 2024	Jan. 31, 2024	Oct. 31, 2022
Short-Term Borrowings [Line Items]
Restricted Cash									$ 1,200	$ 1,500
Short-term borrowings	$ 1,200		$ 1,500	$ 4,904	$ 2,204		$ 2,500	$ 2,700	$ 1,200	$ 1,500
Bears variable interest rate						0.75%
Outstanding balance				$ 2,204
Maturity date	Dec. 27, 2025	Oct. 11, 2024	Oct. 10, 2025
Bearing interest rate	6.00%	6.29%	6.29%		6.75%